Summary of Significant Accounting Policies - Schedule of Consolidated Statement of Cash Flows (Details) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Jul. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Consolidated Statement of Cash Flows [Line Items]
Net income (loss)	$ (25,793)	$ (1,271)	$ (105,452)	$ (15,703)	$ (6,289)	$ 20,043
Deferred income taxes				(8,376)
Accrued expenses and other current liabilities				17,848
Other assets and liabilities				(5,751)
Net cash provided by operating activities				20,439
Acquisition of businesses, net of cash acquired				(44,680)
Net cash used in investing activities				(57,985)
Net effect of exchange rate fluctuations on cash and cash equivalents				(7,877)
Prior Presentation [Member]
Schedule of Consolidated Statement of Cash Flows [Line Items]
Net income (loss)				(2,778)
Deferred income taxes				(20,565)
Accrued expenses and other current liabilities				17,481
Other assets and liabilities				(4,516)
Net cash provided by operating activities				22,043
Acquisition of businesses, net of cash acquired				(46,280)
Net cash used in investing activities				(59,585)
Net effect of exchange rate fluctuations on cash and cash equivalents				(7,881)
Restatement Adjustment [Member]
Schedule of Consolidated Statement of Cash Flows [Line Items]
Net income (loss)				(12,925)
Deferred income taxes				12,189
Accrued expenses and other current liabilities				367
Other assets and liabilities				(1,235)
Net cash provided by operating activities				(1,604)
Acquisition of businesses, net of cash acquired				1,600
Net cash used in investing activities				1,600
Net effect of exchange rate fluctuations on cash and cash equivalents				$ 4